Bank Loans and Notes Payables - Detailed Information About Borrowings (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Short- term debt		$ 645			$ 0
Annual rate				5.46%	5.46%
Long term debt		85,137			$ 78,669	$ 900
Current portion of long term debt		1,808			8,524
Long- term debt		83,329			70,145
Market value (loss) on financial instruments	$ (672)	80	$ (212)
Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Market value (loss) on financial instruments	$ 1,647
Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt		645			0
Long term debt		79,482			73,991
Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt		5,655			4,678
2023
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,524
Current portion of long term debt					8,524
Long- term debt					0
2023 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,512
2023 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					12
2024
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					57
Current portion of long term debt					0
Long- term debt					57
2024 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					50
2024 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					7
2025
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					1,796
Current portion of long term debt					0
Long- term debt					1,796
2025 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					63
2025 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					1,733
2026
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					2,926
Current portion of long term debt					0
Long- term debt					2,926
2026 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					0
2026 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					2,926
2027
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,493
Current portion of long term debt					0
Long- term debt					8,493
2027 | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					8,493
2027 | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
2028 and following years
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					56,873
Current portion of long term debt					0
Long- term debt					56,873
2028 and following years | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					56,873
2028 and following years | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					0
Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt		$ 461			$ 0
Annual rate		41.02%		0.00%	0.00%
Argentine peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2024 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Argentine peso | 2028 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt		$ 184			$ 0
Annual rate		6.00%		0.00%	0.00%
Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate		6.65%		6.27%	6.27%
Long term debt		$ 1,186			$ 976
Uruguayan peso | 2023 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.27%	6.27%
Long term debt					$ 976
Uruguayan peso | 2024 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2025 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2026 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2027 | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Uruguayan peso | 2028 and following years | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
Uruguayan peso | 2028 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate		3.09%		3.06%	3.06%
Long term debt		$ 52,255			$ 41,429
U.S. Dollar | Long Term Yankee Bonds | Hedged portion of senior note
Disclosure of detailed information about borrowings [line items]
Long term debt				$ 705
U.S. Dollar | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.81%	6.81%
Long term debt					$ 92
U.S. Dollar | 2023 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				3.06%	3.06%
Long term debt					$ 1
U.S. Dollar | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2024 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.81%	6.81%
Long term debt					$ 29
U.S. Dollar | 2025 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.81%	6.81%
Long term debt					$ 63
U.S. Dollar | 2026 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2027 | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
U.S. Dollar | 2028 and following years | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate				3.06%	3.06%
Long term debt					$ 41,428
U.S. Dollar | 2028 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate		6.97%		7.50%	7.50%
Long term debt		$ 25,947			$ 31,438
Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate		5.35%		10.41%	10.41%
Long term debt		$ 5,650			$ 4,650
Mexican peso | 2023 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				5.46%	5.46%
Long term debt					$ 7,500
Mexican peso | 2023 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2024 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2024 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2025 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2025 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				10.43%	10.43%
Long term debt					$ 1,727
Mexican peso | 2026 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2026 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				10.40%	10.40%
Long term debt					$ 2,923
Mexican peso | 2027 | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				7.87%	7.87%
Long term debt					$ 8,493
Mexican peso | 2027 | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Mexican peso | 2028 and following years | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				8.28%	8.28%
Long term debt					$ 15,445
Mexican peso | 2028 and following years | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate		6.24%		6.96%	6.96%
Long term debt		$ 94			$ 56
Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate		8.95%		9.77%	9.77%
Long term debt		$ 5			$ 28
Real | 2023 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.96%	6.96%
Long term debt					$ 35
Real | 2023 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				9.75%	9.75%
Long term debt					$ 12
Real | 2024 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				6.98%	6.98%
Long term debt					$ 21
Real | 2024 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				9.74%	9.74%
Long term debt					$ 7
Real | 2025 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2025 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				9.83%	9.83%
Long term debt					$ 6
Real | 2026 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2026 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				9.83%	9.83%
Long term debt					$ 3
Real | 2027 | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2027 | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2028 and following years | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
Real | 2028 and following years | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate				0.00%	0.00%
Long term debt					$ 0
At Fair Value
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					71,957
Current portion of long term debt					0
Long- term debt					71,957
At Fair Value | Fixed Interest Rate
Disclosure of detailed information about borrowings [line items]
Short- term debt					0
Long term debt					67,373
At Fair Value | Floating Interest Rate
Disclosure of detailed information about borrowings [line items]
Long term debt					4,584
At Fair Value | Argentine peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
At Fair Value | Uruguayan peso | Fixed Interest Rate | Short-term bank loans
Disclosure of detailed information about borrowings [line items]
Short- term debt					$ 0
Annual rate				0.00%	0.00%
At Fair Value | Uruguayan peso | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 976
At Fair Value | U.S. Dollar | Long Term Yankee Bonds
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 37,058
At Fair Value | U.S. Dollar | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 92
At Fair Value | Mexican peso | Fixed Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 29,191
At Fair Value | Mexican peso | Floating Interest Rate | Long Term Borrowings Senior Notes
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 4,556
At Fair Value | Real | Fixed Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 56
At Fair Value | Real | Floating Interest Rate | Long-term bank loans
Disclosure of detailed information about borrowings [line items]
Annual rate
Long term debt					$ 28